TAXES BASED ON INCOME - Increase (Decrease) in Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
tax provision computed at the U.S. federal statutory rate	$ 154.8	$ 52.4	$ 116.5
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit	6.9	(12.8)	3.9
U.S. pension plan settlements and related charges		(76.6)
Tax Cuts and Jobs Act			(34.7)
Foreign earnings taxed at different rates	51.4	56.2	44.0
Excess tax benefits associated with stock-based payments	(3.2)	(7.8)	(7.7)
Foreign tax structuring and planning transactions		(47.9)	(31.0)
GILTI high-tax exclusion election, net	(12.5)
Valuation allowance	(3.3)	2.0	10.7
U.S. federal research and development tax credits	(6.2)	(6.1)	(6.1)
Tax contingencies and audit settlements	(5.5)	(11.8)	(11.9)
Other items, net	(4.7)	(4.3)	1.7
Provision for (benefit from) income taxes	177.7	(56.7)	85.4
Tax effects of pension plan settlement charges associated with the termination of the ADPP		102.0	19.0
Net tax benefit as a result of TCJA			$ 34.7
Tax benefits from decreases in tax reserves, including associated interest and penalties, as a result of closing tax years, and the effective settlements of certain foreign tax audits	22.4
Tax charge related to our eligibility for incentive tax rates in a foreign jurisdiction for tax years 2016-2020 and additional interest and penalty accruals	$ 16.6
ADPP
Increase (decrease) in taxes resulting from:
Tax effects of pension plan settlement charges associated with the termination of the ADPP		102.0
Release of stranded tax effects in AOCI through the income statement		$ 77.0